Revenue and Assets by Geographical Area for Transportation Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Revenues	$ 554,751	$ 489,499
Property and Equipment (net)	231,296	231,352
Goodwill	134,939	139,158	$ 138,312
Transportation
Segment Reporting Information [Line Items]
Revenues	551,861	484,316
Property and Equipment (net)	231,296	231,352
Goodwill	134,939	139,158
Transportation | United States
Segment Reporting Information [Line Items]
Revenues	480,936	409,683
Property and Equipment (net)	198,135	187,218
Goodwill	99,484	99,484
Transportation | Canada
Segment Reporting Information [Line Items]
Revenues	70,925	74,633
Property and Equipment (net)	33,161	44,134
Goodwill	$ 35,455	$ 39,674